Cover	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	false
Entity Registrant Name	E-Home Household Service Holdings Limited
Entity Central Index Key	0001769768
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity File Number	001-40375
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	E-Home, 18/F, East Tower, Building B
Entity Address, Address Line Two	Dongbai Center, Yangqiao Road
Entity Address, City or Town	Fuzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	350001
Entity Address, Address Line Three	Gulou District
Trading Symbol	EJH
Entity Common Stock, Shares Outstanding	3,200,210
Title of 12(b) Security	ordinary shares, par value $0.00001 per share
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	E-Home, 18/F, East Tower, Building B
Entity Address, Address Line Two	Dongbai Center, Yangqiao Road
Entity Address, City or Town	Fuzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	350001
City Area Code	+86-591
Local Phone Number	87590668
Contact Personnel Name	Mr. Wenshan Xie
Entity Address, Address Line Three	Gulou District